SUMMARY OF INFORMATION RELATED TO COMMON STOCK WARRANTS (Details) - Common Stock Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Warrant Outstanding Beginning Balance	23,604
Weighted Average Exercise Price Outstanding Beginning Balance	$ 1,270.00
Warrant Outstanding, Granted	42,652
Weighted Average Exercise Price Outstanding, Granted	$ 145.87
Warrant Outstanding, Exercised	(20,555)
Weighted Average Exercise Price Outstanding, Exercised	$ 156.50
Warrant Outstanding, Forfeited
Weighted Average Exercise Price Outstanding, Forfeited
Warrant Outstanding Ending Balance	45,701	23,604
Weighted Average Exercise Price Outstanding Beginning Balance	$ 580.12	$ 1,270.00
Common Stock Warrants Exercisable	45,701	23,604
Weighted Average Exercise Price Exercisable	$ 580.12	$ 1,270.00